BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	9 Months Ended
	May 31, 2021 CAD_USD Rand_USD	May 31, 2020 CAD_USD Rand_USD	Aug. 31, 2020 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | Rand_USD	13.7463		16.8916
Period average rate | Rand_USD	15.2150	15.7345
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | CAD_USD	1.2072		1.3042
Period average rate | CAD_USD	1.2772	1.3468